North American Government Bond Fund, Inc.
RISK/RETURN SUMMARY

Investment Objective
The investment objective of the Fund is to provide a high level of income, consistent with prudent investment risk.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the ISI Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section on page 14 of the Prospectus and the “Distribution of Fund Shares” section on page 24 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees North American Government Bond Fund, Inc. (USD $)	Class A Shares	Class C Shares		Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	none		none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the net asset value at purchase or sale)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none		none
Redemption Fee	none	none		none
Exchange Fee	none	none		none
[1]	A sales charge is imposed if you sell Class C shares within one year of your purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses North American Government Bond Fund, Inc.		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.40%	1.00%	none
Other Expenses		0.56%	0.56%	0.57%
Total Annual Fund Operating Expenses		1.36%	1.96%	0.97%
Fee Waiver and/or Expense Reimbursement	[1]	none	(0.11%)	none
Net Annual Fund Operating Expenses		1.36%	1.85%	0.97%
[1]	The Advisor has contractually agreed to reimburse expenses with respect to the Class C Shares of the Fund so that the total annual operating expenses of the Class C Shares do not exceed 1.85% of the average daily net assets of the Class C Shares of the Fund through at least February 29, 2016 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Directors of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example North American Government Bond Fund, Inc. (USD $)	Expense Example, 1 YEAR	Expense Example, 3 YEARS	Expense Example, 5 YEARS	Expense Example, 10 YEARS
Class A Shares	434	718	1,022	1,884
Class C Shares	288	604	1,046	2,273
Class I Shares	99	309	536	1,189

You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:
Expense Example, No Redemption North American Government Bond Fund, Inc. (USD $)	Expense Example, No Redemption, 1 YEAR	Expense Example, No Redemption, 3 YEARS	Expense Example, No Redemption, 5 YEARS	Expense Example, No Redemption, 10 YEARS
Class A Shares	434	718	1,022	1,884
Class C Shares	188	604	1,046	2,273
Class I Shares	99	309	536	1,189

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities issued or guaranteed by the governments of the United States, Canada and Mexico. These securities include the following:

•	U.S. Government Securities are securities issued directly by the U.S. Treasury. These securities include Treasury bills, notes and bonds and U.S. Treasuries issued without coupons (“STRIPS”). They are backed by the “full faith and credit” of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due.

•	Canadian Government Securities are securities issued or guaranteed by the Canadian government, any of its provinces, or by their political subdivisions, agencies or instrumentalities. These securities include government of Canada bonds and government of Canada Treasury bills. Canadian government securities will generally be rated at the time of purchase in the two highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Rating Group (“S&P”) or if not rated, are determined to be of equivalent quality by the Advisor.

•	Mexican Government Securities are securities issued or guaranteed by the Mexican government or its political subdivisions, agencies or instrumentalities. These securities are denominated and payable in the Mexican peso. Mexican government securities will generally be rated at the time of purchase in the three highest rating categories by Moody’s or S&P or if not rated, are determined to be of equivalent quality by the Advisor.

The Advisor will actively allocate the Fund’s investments among the United States, Canada and Mexico, based upon its analyses of market conditions, relative yields, and changes in economic and political conditions in these countries. In addition, the Advisor will consider its own forecasts regarding interest rate changes and changes in exchange rates among U.S., Canadian and Mexican currencies. The Fund may invest up to 33% of its total assets in Canadian securities and up to 25% of its total assets in Canadian government securities. The Fund may invest up to 33% of its total assets in Mexican securities and up to 25% of its total assets in Mexican government securities. It is possible that from time to time, none of the Fund’s assets will be invested in either Canada or Mexico.

The Advisor will select securities of varying maturities depending upon its assessment of the relative yields available on securities with different maturities and its expectations of future changes in interest rates. The Fund may invest in securities of any maturity. It is expected that the Fund will have an average maturity of approximately 10 years or less during periods of stable or rising interest rates and an average maturity of over 10 years during periods of declining interest rates. The Advisor may shorten or lengthen the Fund’s average maturity based on its forecasts for interest rates.

The Fund may use derivatives, including the purchase and sale of futures contracts on debt securities and indices of debt securities as a hedge against or to minimize adverse principal fluctuations resulting from anticipated interest rate changes. The Fund may also purchase and sell currency futures contracts as a hedge to protect against anticipated changes in currency rates. The Fund may also write (sell) covered call options on futures contracts, purchase put and call options on futures contracts and may enter into closing transactions with respect to such options on futures contracts purchased or sold. The Fund may purchase and sell futures contracts that are currently traded, or may in the future be traded, on U.S. and foreign commodity exchanges on such underlying fixed-income securities as U.S. Treasury bonds, notes, and bills and/or any Canadian or Mexican currencies and on such indexes of U.S. or foreign fixed-income securities as may exist or come into being, such as the Moody's Investment Grade Corporate Bond Index.

Principal Risks

The Fund may be suited for you if you are willing to accept the increased risks of investing in Mexican and Canadian government securities, in the hope of achieving a high level of current income and diversifying your investment portfolio.

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The Fund’s share price will vary from day-to-day based upon changes in the price of the securities held by the Fund. The price of these securities will change in response to changes in interest rates, as well as economic and market conditions. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Some of the specific principal risks of investing in the Fund are listed below.

Fixed-Income Securities Risks

•	Interest Rate Risk. The value of the Fund’s shares can be expected to increase during periods of falling interest rates and decrease during periods of rising interest rates. The magnitude of these fluctuations will generally be greater if the Fund holds securities with longer maturities or lower quality ratings.

•	Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

•	Credit Risk. Credit risk is the risk that the issuer of a security will not be able to make payments of interest and principal when due. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments in that issuer.

•	Derivatives Risk. Derivatives, such as futures contracts and options can be highly volatile and involve special risks including correlation, counterparty, and operational risks. Derivatives can be complex instruments and if the value of a derivative does not correlate well with the particular market it is intended to provide exposure to, the derivative may not have the anticipated effect. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments.

•	Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. Prices of fixed income securities typically fall when interest rates rise. A Fund that must sell fixed income securities before such securities reach maturity is likely to realize capital losses if interest rates have risen.

Foreign Securities Risks

Investing in foreign countries may involve different risks not present in U.S. investments that may increase the chance that the Fund will lose money. Foreign securities markets may have limited regulatory oversight and greater price volatility, higher trading costs, difficulties in settlement, limits on foreign ownership and less stringent accounting, reporting and disclosure requirements. The price of foreign securities may be affected by news or events unique to a country or region, such as diplomatic, political or economic developments. Investments in foreign securities may be subject to foreign taxation.

Mexico is considered by the markets to be an Emerging Market ("EM") economy even though it is technically a part of the Organization for Economic Co-operation and Development (“OECD”), an association of developed countries.  The Mexican credit ratings on its government bonds are A3/BBB+ for its foreign denominated long-term debt and A3/A on its local currency long-term debt.  This places Mexico at the upper end of the credit quality spectrum for EM economies.  At times, for example when investors want to add to the high quality portion of EM bonds, the markets reward this position.  At other times, for example when investors seek to reduce their position in EM bonds, Mexico can become a convenient source of funds.  All of this can occur away from the underlying economic situation in Mexico.

Canada has significant natural resource assets, which in the last 11 years has typically produced solid economic results. Canada’s banking policies have also made it possible for their banks to weather the 2008 – 2009 recession as compared with difficulties in most of the rest of the G-7.  As a result, Canada’s AAA sovereign rating appears to be solid. If, for example, the markets sense a risk in Canada’s AAA credit rating, it may cause Canadian bonds and currency to move independently of the day-to-day economic outlook, or even the actual daily action of natural resource prices.

The principal risks for investments in Canada and Mexico are that the bonds and their interest payments are not denominated in U.S. dollars, which is the currency of the Fund.  The value of foreign currencies could be adversely affected by both economic changes and changes in the overall currency market.

Non-Diversification and Concentration Risks

The Fund is non-diversified and may invest a greater percentage of its assets in the securities of a particular issuer. As a result, the performance of one or a small number of portfolio holdings can affect the Fund’s overall performance more than if the Fund were diversified. In addition, because the Fund may concentrate its investments in U.S., Canadian or Mexican government securities, the Fund may be more sensitive to adverse changes within a particular country than a fund that does not concentrate its investments.

Management Risks

There can be no assurance that the Advisor’s analyses of economic conditions and its expectations regarding interest rate changes and changes in exchange rates among U.S., Canadian and Mexican currencies will be accurate or that the portfolio strategies based on such analyses will be effective. There is no guarantee that the Fund will achieve its investment objective.

Performance Summary

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the performance of the Fund’s Class A shares from year to year for each of the past 10 calendar years. The impact of taxes and sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance of Class C shares and Class I shares will differ from the performance of Class A shares to the extent that the classes do not have the same expenses or inception dates. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-882-8585.

Class A Annual Total Returns

During the periods shown in the bar chart, the highest return for a quarter was 5.39% (quarter ended 6/30/2005) and the lowest return for a quarter was -2.94% (quarter ended 6/30/2013).
Average Annual Total Returns for Periods Ended December 31, 2014

The table below shows how the Fund’s average annual total returns compare with those of the Barclays Capital Intermediate Treasury Index. The table also presents the impact of taxes on the Fund’s Class A returns. After-tax returns are shown for Class A shares only and after-tax returns for Class C shares and Class I Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Average Annual Total Returns North American Government Bond Fund, Inc.	1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares	(5.21%)	1.45%	3.30%
Class A Shares - Return After Taxes on Distributions	(5.39%)	0.57%	2.06%
Class A Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.95%)	0.80%	2.13%
Class C Shares	(3.76%)	1.49%	2.98%
Class I Shares	(2.13%)			0.92%	[1]	Sep. 16, 2010
Barclays Capital Intermediate Treasury Index (reflects no deduction for fees, expenses or taxes)	2.57%			1.77%		Sep. 16, 2010
[1]	The ISI North American Government Bond Fund Class I Shares inception date is September 16, 2010. Benchmark returns are for the period beginning September 30, 2010.